Stockholders' equity (Details 5) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 62,848	$ 305,074	$ 306,165	$ 522,930	$ 142,171	$ 885,353	$ 1,103,209	$ 272,594
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	26,853	171,947	144,587	309,136	39,909	385,536	522,725	196,281
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 35,995	$ 133,127	$ 161,578	$ 213,794	$ 102,262	$ 499,817	$ 580,484	$ 76,313